Summary of significant accounting policies - Exchange rates (Details)	12 Months Ended
	Jun. 30, 2018 $ / £	Jun. 30, 2018 $ / £ € / £	Jun. 30, 2017 $ / £	Jun. 30, 2017 $ / £ € / £	Jun. 30, 2016 $ / £	Jun. 30, 2016 $ / £ € / £	Jun. 30, 2018 € / £	Jun. 30, 2017 € / £	Jun. 30, 2016 € / £
Exchange rates
Closing rate	1.3194	1.3194	1.2988	1.2988	1.3332	1.3332	1.1309	1.1379	1.2009
Average rate	1.3465	1.1327	1.2774	1.1663	1.4774	1.3363